UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000
                                               -------------

Check here if Amendment [ X ]; Amendment Number:
This Amendment (Check only one.):   [   ] is a restatement.
                                    [ X ] adds new holdings  entries.

Institutional Investment Manager Filing this Report:

Name:                 Mills Value Adviser, Inc.
Address:              707 East Main Street
                      Richmond, Virginia  23219


Form 13F File Number:                       28-    7718
                                            -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bradley A. Brown
       ------------------------------------------

Title:    Vice President, Secretary/Treasurer
       ------------------------------------------

Phone:    (804) 344-3532
       ------------------------------------------


Signature, Place, and Date of Signing:


/s/ Bradley A. Brown           Richmond, Virginia           06/30/00
-----------------------------------------------------------------------
[Signature]                       [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            0
                                                      -----------------------

Form 13F Information Table Entry Total:                      47
                                                      -----------------------

Form 13F Information Table Value Total (thousands):
                                                        $96,103.27
                                                      -----------------------



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


             Item 1                                     Item 2           Item 3                     Item 4
             ------                                     ------           ------                     ------
                                                       Title of           CUSIP                  Fair Market       Price per
         Name of Issuer                                  Class           Number                     Value            Share
         --------------                                --------         ---------                -----------       ---------
Aladdin Knowledge Systems                                cs             M0392N101              34,899,538.000         17.000
Approved Mortgage Corp.                                  cs             038327102                 130,392.200          0.620
Bear Stearns Companies, Inc.                             cs             073902108                 661,770.000         42.750
Capital One Financial Corp.                              cs             14040h105                 161,918.400         48.190
CitiGroup Corp.                                          cs             172967101               1,019,127.000         55.690
Commonwealth Biotechnologies, Inc.                       cs             202739108               1,772,212.680          9.160
Dow Chemical Co.                                         cs             260543103                 173,706.000        133.620
EntreMed, Inc.                                           cs             29382F103              16,482,960.060         25.620
Federal National Mortgage Assoc.                         cs             313586109                 168,588.000         62.440
First Union Corp.                                        cs             337358105                 235,521.000         32.940
GTE Corp.                                                cs             362320103                 246,960.000         70.560
General Electric Co.                                     cs             369604103               1,462,387.500        154.750
Hersha Hospitality Trust, Inc.                           cs; REIT       427825104               1,085,535.000          5.000
Honda Motor Co. Ltd.                                     cs; ADR        438128308                 765,000.000         76.500
Humphrey Hospitality Trust                               cs; REIT       445467103               6,762,643.247          7.560
Israel Land Development Ltd                              cs             32063l100                 178,500.000         25.500
Koger Equity, Inc.                                       cs             500228101                 236,180.000         16.870
LCC International, Inc.                                  cs             501810105                 660,000.000         20.000
LSI Logic Corp.                                          cs             502161102                 108,000.000         67.500
Lucent Technologies, Inc.                                cs             549463107                 521,700.000         75.000
Matsushita Electric                                      cs; ADR        576879209                 558,000.000        279.000
Microsoft Corp.                                          cs             594918104                 198,373.000        116.690
Midwest Express Holdings                                 cs             597911106                 375,428.600         31.870
Pfizer, Inc.                                             cs             717081103               6,488,000.000         32.440
Philip Morris Companies, Inc.                            cs             718154107                 462,300.000         23.000
Shire Pharmaceuticals-ADR                                cs;ADR         82481r06                2,887,000.000         28.870
Sony Corp. - ADR New                                     cs; ADR        835699307               1,708,500.000        284.750
Telecominicaoes Brasileiras SA Telebras HLD              cs; ADR        879287308               1,545,000.000        128.750
Viacom                                                   cs             925524100                 114,836.000         60.440
Virginia Gas Company                                     cs             927814103               2,496,180.960          3.120
Vodafone Group PLC                                       cs; ADR        9285T107                  371,250.000         49.500
World Acceptance Corp.                                   cs             981419104               9,635,934.000          4.620
AIM Invt Funds - Global Telecomm. - A                    mf             00141t403                 250,600.960         33.920
AIM Invt Funds - Global Telecomm. -B                     mf             00141t502                 289,473.920         35.440
American Mutual Fund                                     mf             27681105                  173,196.440         23.830
Small Cap World Fund                                     mf             831681101                 150,689.000         39.140
Growth Fund Of America                                   mf             399874106                 147,991.120         29.410
Franklin Virginia Tax Free Income Fund                   mf; cl A       354723769                 206,782.870         10.850
MFS Virginia Municipal Bond Fund                         mf; cl A       552987505                 138,030.720         10.720
Oppenheimer Quest Global                                 mf             683806200                 123,128.980         18.070
Oppenheimer Strategic Income Fund                        mf; cl B       68380K201                  49,935.990          4.370
------------------------------------------------------------------------------------------------------------------------------
                                                                                               96,103,271.646



             Item 1                                              Item 5         Item 6       Item 7       Item 8
             ------                                              ------         ------       ------       ------
                                                                Shares of     Investment                  Voting
         Name of Issuer                                     Principal Amount  Discretion    Managers    Authority
         --------------                                     ----------------  ----------    --------    ---------
Aladdin Knowledge Systems                                      2,052,914.000     sole         n/a         10,000
Approved Mortgage Corp.                                          210,310.000     sole         n/a          none
Bear Stearns Companies, Inc.                                      15,480.000     sole         n/a          none
Capital One Financial Corp.                                        3,360.000     sole         n/a          none
CitiGroup Corp.                                                   18,300.000     sole         n/a          none
Commonwealth Biotechnologies, Inc.                               193,473.000     sole         n/a          none
Dow Chemical Co.                                                   1,300.000     sole         n/a          none
EntreMed, Inc.                                                   643,363.000     sole         n/a         10,000
Federal National Mortgage Assoc.                                   2,700.000     sole         n/a          none
First Union Corp.                                                  7,150.000     sole         n/a          none
GTE Corp.                                                          3,500.000     sole         n/a          none
General Electric Co.                                               9,450.000     sole         n/a          none
Hersha Hospitality Trust, Inc.                                   217,107.000     sole         n/a          none
Honda Motor Co. Ltd.                                              10,000.000     sole         n/a          none
Humphrey Hospitality Trust                                       894,529.530     sole         n/a          none
Israel Land Development Ltd                                        7,000.000     sole         n/a          none
Koger Equity, Inc.                                                14,000.000     sole         n/a          none
LCC International, Inc.                                           33,000.000     sole         n/a          none
LSI Logic Corp.                                                    1,600.000     sole         n/a          none
Lucent Technologies, Inc.                                          6,956.000     sole         n/a          none
Matsushita Electric                                                2,000.000     sole         n/a          none
Microsoft Corp.                                                    1,700.000     sole         n/a          none
Midwest Express Holdings                                          11,780.000     sole         n/a          none
Pfizer, Inc.                                                     200,000.000     sole         n/a          none
Philip Morris Companies, Inc.                                     20,100.000     sole         n/a          none
Shire Pharmaceuticals-ADR                                        100,000.000     sole         n/a          none
Sony Corp. - ADR New                                               6,000.000     sole         n/a          none
Telecominicaoes Brasileiras SA Telebras HLD                       12,000.000     sole         n/a          none
Viacom                                                             1,900.000     sole         n/a          none
Virginia Gas Company                                             800,058.000     sole         n/a          none
Vodafone Group PLC                                                 7,500.000     sole         n/a          none
World Acceptance Corp.                                         2,085,700.000     sole         n/a          none
AIM Invt Funds - Global Telecomm. - A                              7,388.000     sole         n/a          none
AIM Invt Funds - Global Telecomm. -B                               8,168.000     sole         n/a          none
American Mutual Fund                                               7,268.000     sole         n/a          none
Small Cap World Fund                                               3,850.000     sole         n/a          none
Growth Fund Of America                                             5,032.000     sole         n/a          none
Franklin Virginia Tax Free Income Fund                            19,058.329     sole         n/a          none
MFS Virginia Municipal Bond Fund                                  12,876.000     sole         n/a          none
Oppenheimer Quest Global                                           6,814.000     sole         n/a          none
Oppenheimer Strategic Income Fund                                 11,427.000     sole         n/a          none
                                                               -------------
                                                               7,676,111.859



cs = common stock
REIT = real estate investment trust
ADR = American  Depository Receipt
mf = mutual fund
cb = corporate bond
mb = municipal bond
gb = government bond
mmf = money market fund
wr = warrants